Other Operating Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Operating Expenses
29.	OTHER OPERATING EXPENSES

			Year ended December 31,
	Notes		2017	2018	2019
			RMB	RMB	RMB
Interconnection charges	(i	)	12,223	12,878	12,683
Cost of goods sold	(ii	)	31,712	23,185	13,413
Donations			23	20	1
Others	(iii	)	1,654	1,614	1,695

			45,612	37,697	27,792

Notes:
(i)
Interconnection charges represent amounts incurred for the use of other domestic and foreign telecommunications operators’ networks for delivery of voice and data traffic that originate from the Group’s telecommunications networks.

(ii)	Cost of goods sold primarily represents cost of telecommunications equipment sold.
(iii)	Others mainly include tax and surcharges other than value-added tax and income tax.